Derivatives and Hedge Accounting Activities (Schedule of Derivatives not Designated as Hedging Instruments) (Detail) - Derivatives Not Designated as Hedging Instruments - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	$ (9)	$ (11)	$ 1	$ (26)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[2]	(6)	(9)	(18)	(12)
Commodity | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[2],[3]	(6)	(9)	(18)	(12)
Commodity | Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	7	(5)	37	(8)
Commodity | Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	(10)	1	(18)	5
Commodity | Electric Fuel and Other Energy-Related Purchases
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	$ (6)	$ (7)	$ (18)	$ (23)

[1]	Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.
[2]	Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.
[3]	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in electric fuel and other energy-related purchases.